Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Flight equipment	$ 12,681	$ 294,372
Other intangibles	77,344	74,998
Deferred losses on sale of assets	11,937	13,509
Operating loss and tax credit carryforwards	2,086,080	1,839,825
Other	(22,206)	(15,964)
Total deferred tax assets	2,210,248	2,238,668
Valuation allowance	(70,812)	(119,961)	$ (11,000)
Deferred tax assets, net of valuation allowance	2,139,436	2,118,707
Deferred tax liabilities
Flight equipment	(4,357,054)	(4,023,650)
Other intangibles	(20,193)	(22,927)
Other	(12,553)	(55,894)
Total deferred tax liabilities	(4,389,800)	(4,102,471)
Total net deferred tax (liabilities) assets	(2,250,364)	(1,983,764)
Ireland
Deferred tax assets
Flight equipment	8,690	289,860
Other intangibles	0	0
Deferred losses on sale of assets	0	0
Operating loss and tax credit carryforwards	1,991,125	1,723,673
Other	(1,756)	(8,608)
Total deferred tax assets	2,001,571	2,022,141
Valuation allowance	(17,242)	(16,285)
Deferred tax assets, net of valuation allowance	1,984,329	2,005,856
Deferred tax liabilities
Flight equipment	(4,274,880)	(3,964,247)
Other intangibles	(20,193)	(22,927)
Other	(6,325)	(51,306)
Total deferred tax liabilities	(4,301,398)	(4,038,480)
Total net deferred tax (liabilities) assets	(2,317,069)	(2,032,624)
Other
Deferred tax assets
Flight equipment	3,991	4,512
Other intangibles	77,344	74,998
Deferred losses on sale of assets	11,937	13,509
Operating loss and tax credit carryforwards	94,955	116,152
Other	(20,450)	(7,356)
Total deferred tax assets	208,677	216,527
Valuation allowance	(53,570)	(103,676)
Deferred tax assets, net of valuation allowance	155,107	112,851
Deferred tax liabilities
Flight equipment	(82,174)	(59,403)
Other intangibles	0	0
Other	(6,228)	(4,588)
Total deferred tax liabilities	(88,402)	(63,991)
Total net deferred tax (liabilities) assets	$ 66,705	$ 48,860